Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions
23.	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of June 30，2024 and June 30, 2025:

Name of related parties	Relationship with the Group

Mr. Peng Li	The Founder and controlling shareholder of the Company (i)
Mr. Huiyu Zhan	The Founder of Shenzhen Letsvan
Beijing Baichuan Insurance Brokerage Co., Ltd. (“Beijing Baichuan”)	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Shanronghaina Network Technology Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Beijing Baichuanxianghai Technology Co., Ltd.	Entity controlled by the same shareholders with the Company and significantly influenced by the Founder
Yuhuatongxing (Beijing) Cultural Development Co., Ltd. (“Yuhuatongxing”)	Entity significantly influenced by the Group

(i)	Upon the IPO, the Founder became controlling shareholder of the Company through his majority voting right.

(a)	The related party transactions entered into during the years ended June 30. 2023, 2024 and 2025 were as follows:

	For the years ended June 30,
Transactions	2023	2024	2025
	RMB	RMB	RMB

(i) Transactions recorded in revenue
- Beijing Baichuan (1)	147,921	34,107	80
- Yuhuatongxing (2)	-	-	1,503

(ii) Transactions recorded in cost and expenses
- Yuhuatongxing (2)	-	-	2,472

(iii) Other transactions
—Lending to related parties	(2,243)	-	113
—Repayment of lending to related parties	24,629	-	-
—Collection of consideration from prior year disposal of subsidiaries to a related party (3)	2,000	-	-
—Payment for acquisition of non-controlling interest of one subsidiary from a related party (4)	-	-	(2,800)
—Capital contribution of non-controlling interest from a related party	-	-	513
(b)	The outstanding balance due from/to related parties as of June 30, 2024 and 2025 were as follows:

	As of June 30,
	2024	2025
	RMB	RMB

Due from related parties	4,488	1,577
Due from Beijing Baichuan. (1)	4,488	-
Due from Yuhuatongxing (2)	-	1,440
Due from other related parties	-	137

	As of June 30,
	2024	2025
	RMB	RMB

Due to related parties	-	3,321
Due to Yuhuatongxing (2)	-	2,621
Due to a related party(4)	-	700

Note:

(1)	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties. Beijing Feierlai ceased to provide the marketing services to Beijing Baichuan since the first quarter of fiscal year 2025.

(2)	The Group sells pop toys and provides e-commerce platform operation services Yuhuatongxing (Beijing) Cultural Development Co., Ltd., which are both recorded as revenues from related parties. Yuhuatongxing (Beijing) Cultural Development Co., Ltd. provides brand and products promotion services to the Group, which is recorded as operating expense.

(3)	The Group disposed of ChangYou Star to Beijing Shanronghaina Network Technology Co., Ltd. at a consideration of RMB22,000 in March 2022, of which the remaining balance of RMB2,000 was received during the year ended June 30, 2023.

(4)	The Group acquired the 0.88% equity interests of Shenzhen Letsvan from a related party with a total consideration of RMB3,500, of which RMB2,800 was paid during the year ended June 30, 2025 and the remaining RMB700 to be paid in July 2025.

(c)	Loans guaranteed by a related party as of June 30, 2024 and 2025 were as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Due from other related parties	-	5,100